Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2018 (Restated)	1,953	11	727	2,691
Additions	—	4	251	255
Disposals	—	—	(6)	(6)
At December 31, 2018 (Restated)	1,953	15	972	2,940
Accumulated amortization
At January 1, 2018	—	6	232	238
Charge for year	—	5	85	90
Disposals	—	—	(6)	(6)
At December 31, 2018	—	11	311	322
Net book value
At December 31, 2018 (Restated)	1,953	4	661	2,618

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2019	1,953	15	972	2,940
Additions	—	3	242	245
At December 31, 2019	1,953	18	1,214	3,185
Accumulated amortization
At January 1, 2019	—	11	311	322
Charge for year	—	4	102	106
At December 31, 2019	—	15	413	428
Net book value
At December 31, 2019	1,953	3	801	2,757